INCOME TAXES - Additional information (Details) $ in Thousands, ¥ in Millions, $ in Millions	12 Months Ended						36 Months Ended	48 Months Ended	72 Months Ended
	Dec. 31, 2026	Feb. 28, 2026 HKD ($)	Feb. 28, 2026 USD ($)	Feb. 28, 2026 CNY (¥)	Feb. 28, 2025 USD ($)	Feb. 29, 2024 USD ($)	Dec. 31, 2026	Dec. 31, 2026	Dec. 31, 2025
Income taxes
Income tax rate (as a percent)		22.50%	22.50%	22.50%
Deferred tax assets, valuation allowance			$ 570,727		$ 512,788
Uncertain tax positions			0		$ 0	$ 0
Unrecognized tax benefits			$ 0
Statute of limitation will be extended to five years under special circumstances | ¥				¥ 0.1
PRC statutory income tax rate		25.00%	25.00%	25.00%	25.00%	25.00%
Assessable income			$ 138,220		$ 82,242	$ 27,888
PRC
Income taxes
Income tax rate (as a percent)		25.00%	25.00%	25.00%
Operating loss carryforwards			$ 610,183
Undistributed earnings			$ 3,453,450		$ 2,841,246
PRC statutory income tax rate		25.00%	25.00%	25.00%
Income tax rate withholding		10.00%	10.00%	10.00%
PRC | TAL Beijing
Income taxes
HNTE tax rate (as a percent)	15.00%								15.00%
PRC | Yizhen Xuesi
Income taxes
HNTE tax rate (as a percent)								15.00%
PRC | Shenzhen Xingtong
Income taxes
HNTE tax rate (as a percent)							15.00%
Hong Kong
Income taxes
Taxable income under tier one tax rate		$ 2
Statutory rate - tier one		8.25%	8.25%	8.25%
Statutory rate - tier two		16.50%	16.50%	16.50%